Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 5 .8%
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) $ 9,376,119 $ 9,527,083
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 852,374 881,025
ACHV ABS Trust, 6.3400%, 4/25/31 (144A) 3,189,235 3,231,568
ACHV ABS Trust, 6.4200%, 4/25/31 (144A) 2,174,479 2,193,168
ACHV ABS TRUST, 8.6000%, 11/25/30 (144A) 7,056,000 7,203,762
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 110,996 111,174
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 3,956,333 4,007,340
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 2,260,762 2,282,583
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 10,388,111 10,460,052
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 1,392,446 1,395,491
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 3,181,392 3,213,896
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 5.6510%,
12/26/31 (144A)
‡
5,114,114 5,132,237
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 5.8510%,
12/26/31 (144A)
‡
2,488,869 2,500,621
BHG Securitization Trust, 0.9000%, 10/17/34 (144A) 493,040 492,165
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 2,734,863 2,764,141
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,836,512
CIM Trust, 5.5690%, 7/25/55 (144A)
Ç
986,892 984,313
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 3,702,445 3,732,187
FIGRE Trust, 6.4360%, 11/25/53 (144A)
‡
1,679,981 1,714,888
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
2,476,694 2,521,147
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
3,104,768 3,118,417
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
3,476,401 3,400,714
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,806,159 3,643,888
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 5,038,000 5,086,057
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 2,308,682 2,380,876
FREED ABS Trust, 2.3700%, 11/20/28 (144A) 527,557 522,263
Gracie Point International Funding, SOFR90A + 2.2500%, 7.1815%, 3/1/27
(144A)
‡
1,421,920 1,427,171
Gracie Point International Funding LLC, SOFR90A + 1.7000%, 6.6145%, 3/1/28
(144A)
‡
5,000,000 5,012,887
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.0145%, 3/1/28
(144A)
‡
3,007,000 3,014,707
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 15,423,242 15,532,264
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 22,370,383 22,501,983
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 1,612,110 1,636,428
Mission Lane Credit Card Master Trust, 7.2300%, 7/17/28 (144A) 7,565,000 7,581,602
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A) 32,540,024 32,790,550
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 838,329 825,554
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 2,015,288 1,940,327
Prosper Marketplace Issuance Trust, 7.0600%, 7/16/29 (144A) 182,280 182,502
Prosper Marketplace Issuance Trust, 6.1200%, 8/15/29 (144A) 1,203,684 1,206,712
RAM LLC, 6.6690%, 2/15/39 (144A) 4,036,606 4,056,803
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
10,334,184 10,425,235
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
5,688,096 5,682,075
Reach ABS Trust, 7.0500%, 2/18/31 (144A) 115,140 115,215
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 4,667,366 4,694,243
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
7,638,092 7,877,370
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
8,078,258 8,273,677
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 736,829 736,685
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 3,250,000 3,277,900
Santander Bank Auto Credit-Linked Notes, 5.8180%, 6/15/32 (144A) 7,250,000 7,313,380
Santander Bank Auto Credit-Linked Notes, 6.9860%, 12/15/32 (144A) 660,808 664,356

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Santander Bank Auto Credit-Linked Notes, 5.1410%, 1/18/33 (144A) $ 5,250,000 $ 5,247,518
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 606,462 610,289
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 2,878,103 2,900,804
Santander Bank Auto Credit-Linked Notes, 5.9330%, 12/15/33 (144A) 6,678,845 6,741,929
Santander Drive Auto Receivables Trust, 1.1300%, 11/16/26 553,776 552,254
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,501,428 1,508,493
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
596,150 601,469
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 1,358,825 1,368,894
Tricolor Auto Securitization Trust, 6.3600%, 12/15/27 (144A) 3,604,563 3,625,523
Tricolor Auto Securitization Trust, 5.2200%, 6/15/28 (144A) 9,071,085 9,071,108
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 2,286,254 2,277,565
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 36,670 36,670
US Auto Funding, 2.2000%, 5/15/26 (144A) 3,114,470 3,039,363
US Bank NA, 6.7890%, 8/25/32 (144A) 6,984,064 7,084,398
Total Asset-Backed Securities (cost $279,787,448) 281,773,471
Corporate Bonds - 3 .6%
Financial - 3 .6%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 9,213,000 9,322,718
Structured Asset Securities Corp., 0.0000%, 12/25/54†,‡ 163,756,265 163,730,678
173,053,396
Total Corporate Bonds (cost 172,863,468) 173,053,396
Mortgage-Backed Securities - 168 .4%
ABL
6.0750%, 9/25/29 (144A)
Ç
3,629,000 3,616,403
7.4570%, 9/25/29 (144A)
Ç
4,840,000 4,862,648
Angel Oak Mortgage Trust
4.9500%, 7/25/68 (144A)
Ç
3,474,568 3,380,249
4.9500%, 7/25/68 (144A)
Ç
3,647,834 3,541,796
4.8000%, 11/26/68 (144A)
Ç
1,432,975 1,389,312
BMP , CME Term SOFR 1 Month + 1.3719% , 5.6782% , 6/15/41 (144A)
‡
14,000,000 14,053,818
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 10,593,118 10,200,276
5.0000%, 9/25/64 (144A) 7,250,000 7,046,239
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.8445%, 5.1505%, 10/15/36 (144A)
‡
1,957,252 1,948,159
CME Term SOFR 1 Month + 2.5900%, 6.8962%, 8/15/39 (144A)
‡
21,400,000 21,516,553
BX Trust
CME Term SOFR 1 Month + 1.3058%, 5.6117%, 10/15/26 (144A)
‡
3,337,147 3,317,716
CME Term SOFR 1 Month + 3.4640%, 7.7700%, 10/15/26 (144A)
‡
2,807,890 2,792,710
CME Term SOFR 1 Month + 0.7035%, 5.0095%, 9/15/34 (144A)
‡
5,435,823 5,408,433
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 5.5510%, 2/25/50 (144A)
‡
3,157,477 3,095,919
SOFR30A + 1.3500%, 5.7010%, 2/25/50 (144A)
‡
1,855,018 1,819,081
SOFR30A + 1.5500%, 5.9010%, 2/25/50 (144A)
‡
2,059,201 1,951,950
Connecticut Avenue Securities
SOFR30A + 1.1000%, 5.4510%, 1/25/45 (144A)
‡
7,845,000 7,856,014
SOFR30A + 1.7000%, 6.0510%, 1/25/45 (144A)
‡
5,628,276 5,628,953
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9010%, 10/25/41 (144A)
‡
3,444,438 3,460,169
SOFR30A + 3.1000%, 7.4510%, 10/25/41 (144A)
‡
7,320,000 7,524,674
SOFR30A + 0.8500%, 5.2010%, 12/25/41 (144A)
‡
1,196,518 1,194,654
SOFR30A + 1.0000%, 5.3510%, 12/25/41 (144A)
‡
1,264,102 1,263,358
SOFR30A + 1.6500%, 6.0010%, 12/25/41 (144A)
‡
14,835,000 14,950,763
SOFR30A + 3.0000%, 7.3510%, 1/25/42 (144A)
‡
14,409,226 14,824,169

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 3.5500%, 7.9010%, 10/25/43 (144A)
‡
$ 10,982,476 $ 11,584,696
SOFR30A + 1.8000%, 6.1510%, 1/25/44 (144A)
‡
3,140,000 3,174,122
SOFR30A + 1.1000%, 5.4510%, 2/25/44 (144A)
‡
6,014,554 6,014,552
SOFR30A + 1.8000%, 6.1510%, 2/25/44 (144A)
‡
3,168,862 3,208,280
SOFR30A + 1.9500%, 6.2993%, 3/25/44 (144A)
‡
13,082,000 13,282,946
SOFR30A + 1.7000%, 6.0510%, 7/25/44 (144A)
‡
10,060,000 10,112,202
Extended Stay America Trust , CME Term SOFR 1 Month + 2.3645% ,
6.6705% , 7/15/38 (144A)
‡
2,629,344 2,635,287
FHLMC Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 2,903,682 2,698,645
Pool # Q58477, 4.0000%, 9/1/48 1,698,247 1,578,242
FHLMC Gold Pools, Other
Pool # ZN0650, 3.0000%, 3/1/43 2,340 2,064
Pool # ZT1926, 3.0000%, 11/1/43 865,279 764,498
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.0010%, 1/25/34 (144A)
‡
1,327,116 1,336,655
SOFR30A + 2.1000%, 6.4510%, 9/25/41 (144A)
‡
26,457,865 26,722,444
SOFR30A + 1.8000%, 6.1510%, 11/25/41 (144A)
‡
14,000,000 14,157,500
SOFR30A + 2.3500%, 6.7010%, 12/25/41 (144A)
‡
10,089,878 10,228,187
SOFR30A + 3.7500%, 8.1010%, 12/25/41 (144A)
‡
16,776,000 17,357,918
SOFR30A + 1.3000%, 5.6510%, 2/25/42 (144A)
‡
966,224 968,189
SOFR30A + 1.8500%, 6.2010%, 11/25/43 (144A)
‡
15,170,754 15,248,046
SOFR30A + 1.9500%, 6.3010%, 2/25/44 (144A)
‡
2,617,368 2,646,787
SOFR30A + 1.2500%, 5.6010%, 3/25/44 (144A)
‡
11,064,830 11,106,323
SOFR30A + 2.0000%, 6.3510%, 3/25/44 (144A)
‡
9,880,000 10,008,454
SOFR30A + 1.8000%, 6.1510%, 8/25/44 (144A)
‡
18,000,000 18,167,262
FHLMC UMBS
Pool # ZS7403, 3.0000%, 5/1/31 63,107 60,691
Pool # ZK8405, 2.5000%, 12/1/31 8,585 8,087
Pool # ZK8962, 3.0000%, 9/1/32 66,732 63,407
Pool # ZK9163, 3.0000%, 1/1/33 37,645 35,738
Pool # SB0040, 2.5000%, 12/1/33 289,706 273,359
Pool # SB0116, 2.5000%, 11/1/34 607,106 562,077
Pool # ZM2269, 3.0000%, 12/1/46 13,898 12,148
Pool # ZT1633, 4.0000%, 3/1/47 120,212 112,383
Pool # ZT0391, 4.0000%, 11/1/47 324,248 301,997
Pool # ZT0252, 3.0000%, 12/1/47 18,977 16,610
Pool # ZM7577, 4.5000%, 8/1/48 101,938 97,446
Pool # SI2101, 4.0000%, 9/1/48 42,400,807 39,356,487
Pool # ZM8197, 4.0000%, 9/1/48 1,010,417 937,854
Pool # ZM7926, 5.0000%, 9/1/48 79,290 77,755
Pool # ZT1320, 4.0000%, 11/1/48 175,941 163,309
Pool # SI2017, 4.0000%, 12/1/48 2,133,992 1,980,738
Pool # ZN4240, 4.5000%, 12/1/48 278,877 267,132
Pool # ZN2165, 4.5000%, 12/1/48 24,562 23,511
Pool # SD1416, 4.5000%, 12/1/48 3,897,902 3,726,133
Pool # ZN6461, 4.0000%, 5/1/49 395,310 366,252
Pool # ZT2087, 4.0000%, 6/1/49 1,282,003 1,188,429
Pool # ZA7158, 4.5000%, 6/1/49 162,030 153,887
Pool # RA1100, 4.0000%, 7/1/49 5,128,492 4,753,828
Pool # SD8003, 4.0000%, 7/1/49 1,328,569 1,231,596
Pool # RA1088, 4.5000%, 7/1/49 207,651 198,348
Pool # RA1087, 4.5000%, 7/1/49 1,235,574 1,173,477

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QA2039, 3.0000%, 8/1/49 $ 1,960,030 $ 1,708,841
Pool # QA2159, 3.0000%, 8/1/49 84,917 72,298
Pool # QA1615, 3.5000%, 8/1/49 277,987 249,029
Pool # RA1188, 4.5000%, 8/1/49 1,138,314 1,081,105
Pool # QA5150, 4.5000%, 12/1/49 337,272 322,167
Pool # RA1999, 4.5000%, 1/1/50 777,184 738,125
Pool # SD8040, 4.5000%, 1/1/50 204,778 195,598
Pool # SD8047, 4.5000%, 2/1/50 658,248 628,737
Pool # QA8274, 3.5000%, 3/1/50 395,731 351,824
Pool # SD1551, 4.0000%, 3/1/50 2,061,101 1,913,117
Pool # SD1111, 4.0000%, 6/1/50 3,462,291 3,214,828
Pool # SD4456, 4.0000%, 8/1/50 1,851,856 1,716,689
Pool # SD1143, 4.5000%, 9/1/50 12,338,724 11,794,993
Pool # SD5994, 4.5000%, 9/1/50 14,111,913 13,490,042
Pool # SD1414, 4.0000%, 10/1/50 452,059 419,063
Pool # RA7104, 4.5000%, 2/1/51 12,101,641 11,547,544
Pool # SD2606, 4.5000%, 9/1/51 6,285,195 5,997,415
Pool # QD6555, 3.0000%, 2/1/52 794,990 686,088
Pool # QD9182, 3.0000%, 3/1/52 1,448,272 1,249,717
Pool # QE0318, 4.5000%, 3/1/52 109,862 103,786
Pool # QE1072, 3.5000%, 4/1/52 2,253,384 2,023,444
Pool # QE1073, 3.5000%, 4/1/52 662,003 595,188
Pool # QD9191, 3.5000%, 4/1/52 630,888 567,263
Pool # SD0943, 3.5000%, 4/1/52 1,970,356 1,773,065
Pool # QE0354, 3.5000%, 4/1/52 2,287,110 2,053,729
Pool # SD3523, 3.0000%, 6/1/52 2,901,922 2,484,361
Pool # QE6404, 5.5000%, 7/1/52 3,372,454 3,362,299
Pool # QE8542, 5.5000%, 8/1/52 2,917,159 2,908,002
Pool # QF0488, 5.5000%, 9/1/52 2,795,180 2,786,048
Pool # QF2561, 5.5000%, 11/1/52 1,405,801 1,407,147
Pool # RA8306, 6.0000%, 12/1/52 19,181,300 19,539,207
Pool # QF7280, 5.5000%, 1/1/53 4,334,038 4,347,455
Pool # QF7810, 5.5000%, 1/1/53 3,416,026 3,425,278
Pool # SD2167, 6.0000%, 1/1/53 9,598,087 9,714,416
Pool # QF9863, 5.5000%, 3/1/53 4,870,200 4,862,939
Pool # QF9276, 5.5000%, 3/1/53 2,602,648 2,604,835
Pool # QG1347, 6.0000%, 3/1/53 3,502,832 3,552,493
Pool # QF9104, 6.0000%, 3/1/53 1,910,771 1,935,252
Pool # QG0818, 5.0000%, 4/1/53 1,304,966 1,264,603
Pool # QG2098, 5.0000%, 5/1/53 2,361,255 2,285,130
Pool # QG2535, 5.0000%, 5/1/53 4,240,280 4,105,003
Pool # QG2100, 5.0000%, 5/1/53 2,460,913 2,381,575
Pool # QG2019, 5.0000%, 5/1/53 1,922,723 1,861,255
Pool # QG1908, 5.0000%, 5/1/53 2,787,819 2,697,942
Pool # SD3018, 5.5000%, 5/1/53 6,920,873 6,873,995
Pool # QG2537, 5.5000%, 5/1/53 3,465,374 3,425,915
Pool # QG2104, 5.5000%, 5/1/53 1,245,916 1,231,652
Pool # SD2897, 5.5000%, 5/1/53 3,157,698 3,136,376
Pool # QG2543, 5.5000%, 5/1/53 2,942,613 2,937,827
Pool # QG2539, 6.5000%, 5/1/53 3,256,127 3,361,705
Pool # QG2540, 6.5000%, 5/1/53 1,847,961 1,907,001
Pool # QG4264, 5.0000%, 6/1/53 6,973,417 6,749,322
Pool # QG3616, 5.0000%, 6/1/53 1,313,853 1,275,798

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QG3884, 5.0000%, 6/1/53 $ 1,817,855 $ 1,764,817
Pool # QG4266, 5.0000%, 6/1/53 1,705,195 1,652,959
Pool # QG3912, 5.5000%, 6/1/53 7,053,637 7,042,168
Pool # QG6755, 5.5000%, 6/1/53 12,338,245 12,344,590
Pool # SD3271, 5.5000%, 6/1/53 27,021,331 27,022,605
Pool # QG4267, 5.5000%, 6/1/53 2,581,762 2,553,391
Pool # QG4340, 6.5000%, 6/1/53 1,560,353 1,610,947
Pool # QG3885, 6.5000%, 6/1/53 1,331,734 1,374,915
Pool # QG6948, 5.5000%, 7/1/53 1,076,458 1,076,924
Pool # QG6538, 5.5000%, 7/1/53 1,112,004 1,112,576
Pool # SD3813, 6.0000%, 7/1/53 6,834,144 6,954,571
Pool # QH0826, 5.5000%, 9/1/53 4,252,395 4,253,888
Pool # QH2242, 5.5000%, 9/1/53 6,277,149 6,225,144
Pool # QH1144, 5.5000%, 9/1/53 3,565,584 3,566,546
Pool # QH2259, 6.0000%, 9/1/53 5,343,890 5,417,446
Pool # RA9851, 6.0000%, 9/1/53 26,537,128 27,034,256
Pool # QH1500, 6.0000%, 9/1/53 10,705,734 10,853,093
Pool # QH3309, 5.5000%, 10/1/53 1,779,991 1,765,244
Pool # RA9992, 6.0000%, 10/1/53 31,478,902 32,068,605
Pool # QH3192, 6.0000%, 10/1/53 17,137,447 17,506,818
Pool # QH3306, 6.0000%, 10/1/53 12,363,472 12,555,478
Pool # QH4638, 6.0000%, 11/1/53 5,657,454 5,779,392
Pool # QH4373, 6.0000%, 11/1/53 9,555,703 9,761,661
Pool # QH4473, 6.0000%, 11/1/53 5,572,082 5,692,180
Pool # QH5204, 6.5000%, 11/1/53 4,821,061 4,995,289
Pool # QH6041, 5.5000%, 12/1/53 3,465,912 3,458,636
Pool # QH7040, 6.0000%, 12/1/53 6,543,237 6,633,301
Pool # QH7549, 6.0000%, 12/1/53 3,832,555 3,871,335
Pool # QH7013, 6.5000%, 12/1/53 2,602,110 2,686,991
Pool # SD5224, 6.0000%, 3/1/54 13,001,010 13,197,977
Pool # RJ1341, 6.0000%, 4/1/54 37,969,680 38,682,811
Pool # QI4878, 6.0000%, 4/1/54 3,053,926 3,100,379
Pool # SD5223, 6.0000%, 4/1/54 8,398,263 8,526,010
Pool # RJ1505, 5.0000%, 5/1/54 39,291,692 38,060,898
Pool # QI8221, 6.0000%, 6/1/54 5,714,595 5,801,520
Pool # SD5963, 6.0000%, 7/1/54 7,835,998 7,955,192
Pool # RJ2292, 5.5000%, 9/1/54 19,513,289 19,453,958
Pool # RJ2302, 6.0000%, 9/1/54 38,779,090 39,507,423
Pool # RJ2649, 5.5000%, 10/1/54 74,357,381 74,131,294
Pool # RJ2859, 5.0000%, 11/1/54 83,758,038 81,134,356
Pool # SD6888, 5.0000%, 11/1/54 34,215,122 33,143,349
Pool # QJ9063, 5.0000%, 11/1/54 21,051,614 20,360,004
Pool # SD6982, 5.0000%, 11/1/54 31,435,821 30,670,856
Pool # QX1709, 5.0000%, 11/1/54 14,483,385 14,029,700
Pool # SD6989, 5.5000%, 11/1/54 24,185,409 24,013,522
Pool # QJ9072, 6.0000%, 11/1/54 5,648,431 5,734,350
Pool # RJ2853, 5.0000%, 12/1/54 141,254,700 137,436,151
Pool # SL0208, 5.0000%, 12/1/54 35,681,907 34,784,435
Pool # QX0520, 5.5000%, 12/1/54 8,245,841 8,187,238
Pool # SL0046, 6.0000%, 1/1/55 48,021,977 48,752,442
Pool # RJ3274, 5.5000%, 2/1/55 35,650,373 35,541,976
FHLMC, REMIC
SOFR30A + 0.4645%, 4.8710%, 2/15/32
‡
12,302 12,172

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC, REMIC - (continued)
SOFR30A + 0.7645%, 5.1710%, 3/15/32
‡
$ 21,759 $ 21,715
SOFR30A + 0.6145%, 5.0210%, 7/15/32
‡
3,707 3,725
SOFR30A + 0.5145%, 4.9210%, 1/15/33
‡
14,663 14,542
SOFR30A + 0.3645%, 4.7710%, 9/15/35
‡
10,821 10,734
SOFR30A + 0.7045%, 5.1110%, 10/15/37
‡
47,897 47,408
SOFR30A + 0.4145%, 4.8210%, 8/15/40
‡
12,219 12,245
SOFR30A + 0.6145%, 5.0210%, 9/15/40
‡
48,762 48,261
SOFR30A + 1.1500%, 5.5010%, 8/25/54
‡
133,769,094 133,632,113
SOFR30A + 1.3000%, 5.6510%, 12/25/54
‡
39,004,172 39,047,286
SOFR30A + 1.4500%, 5.8010%, 12/25/54
‡
73,100,832 73,626,604
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
43,516,422 5,601,203
2.0000%, 1/25/51
(a)
15,396,478 2,069,435
2.5000%, 1/25/51
(a)
38,935,725 6,009,281
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A)
Ç
15,246,203 14,555,495
3.5000%, 4/25/74 (144A) 21,818,964 20,640,138
FNMA , SOFR30A + 3.3000% , 7.6510% , 11/25/41 (144A)
‡
1,150,000 1,190,965
FNMA UMBS
Pool # AS7643, 2.5000%, 8/1/31 10,013 9,453
Pool # AS8207, 2.5000%, 10/1/31 11,469 10,826
Pool # BM1036, 2.5000%, 2/1/32 10,183 9,615
Pool # BO7717, 3.0000%, 11/1/34 50,522 47,663
Pool # BO5957, 3.0000%, 12/1/34 48,717 45,902
Pool # AB7563, 3.0000%, 1/1/43 179,130 159,454
Pool # AB9341, 3.0000%, 5/1/43 978,885 870,009
Pool # AL6842, 4.0000%, 5/1/45 667,192 624,768
Pool # AZ0869, 4.0000%, 7/1/45 566,599 529,794
Pool # BC0870, 3.5000%, 1/1/46 39,438 35,687
Pool # AS6811, 3.0000%, 3/1/46 1,477,237 1,285,599
Pool # AS7492, 4.0000%, 7/1/46 1,127,600 1,049,880
Pool # AS8649, 3.0000%, 1/1/47 326,701 284,319
Pool # BD2453, 3.0000%, 1/1/47 74,113 64,871
Pool # BE3616, 4.0000%, 5/1/47 256,108 239,049
Pool # CA0108, 3.5000%, 8/1/47 115,921 105,481
Pool # MA3149, 4.0000%, 10/1/47 1,370,126 1,274,115
Pool # CA0706, 4.0000%, 11/1/47 6,052,765 5,628,947
Pool # BM3282, 3.5000%, 12/1/47 127,668 116,170
Pool # CA4646, 3.0000%, 2/1/48 450,323 395,296
Pool # BJ9181, 5.0000%, 5/1/48 1,295,397 1,273,901
Pool # CA1931, 4.5000%, 6/1/48 1,521,658 1,454,603
Pool # MA3415, 4.0000%, 7/1/48 1,664,694 1,545,171
Pool # BK9507, 4.0000%, 10/1/48 636,399 590,679
Pool # MA3521, 4.0000%, 11/1/48 1,957,660 1,817,103
Pool # BN3899, 4.0000%, 12/1/48 295,691 274,461
Pool # FM1598, 4.0000%, 2/1/49 1,117,037 1,036,836
Pool # BN4541, 4.0000%, 2/1/49 915,756 850,006
Pool # CA3372, 3.5000%, 4/1/49 16,815,240 15,130,983
Pool # MA3687, 4.0000%, 6/1/49 253,573 235,064
Pool # CA3683, 4.5000%, 6/1/49 119,281 113,937
Pool # MA3694, 4.5000%, 7/1/49 5,138 4,908
Pool # BO4113, 3.0000%, 8/1/49 94,309 80,294
Pool # BJ8459, 3.0000%, 8/1/49 111,065 94,560

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # CA4035, 4.5000%, 8/1/49 $ 184,728 $ 176,451
Pool # BO1857, 4.5000%, 8/1/49 45,107 43,085
Pool # BO2983, 3.0000%, 9/1/49 201,110 175,655
Pool # FM2318, 3.5000%, 9/1/49 1,937,377 1,743,324
Pool # FM1540, 4.0000%, 9/1/49 3,910,450 3,624,771
Pool # CA4185, 4.5000%, 9/1/49 189,279 180,798
Pool # FS2135, 4.0000%, 11/1/49 4,389,976 4,074,782
Pool # FM3447, 4.0000%, 11/1/49 384,447 356,375
Pool # BO9819, 4.5000%, 12/1/49 282,692 270,031
Pool # MA3908, 4.5000%, 1/1/50 259,059 247,444
Pool # FM7479, 4.5000%, 1/1/50 6,597,596 6,306,859
Pool # FS0088, 4.0000%, 3/1/50 6,418,603 5,957,486
Pool # FM9138, 4.0000%, 3/1/50 1,329,953 1,234,464
Pool # FM5036, 4.0000%, 3/1/50 3,284,938 3,049,084
Pool # CA5573, 4.0000%, 4/1/50 1,639,969 1,515,106
Pool # FM7840, 4.0000%, 4/1/50 25,725,889 23,848,148
Pool # BP1500, 3.0000%, 5/1/50 2,350,933 2,047,288
Pool # MA4026, 4.0000%, 5/1/50 3,651,696 3,374,984
Pool # MA4056, 4.0000%, 6/1/50 3,585,394 3,313,705
Pool # CA6382, 4.5000%, 7/1/50 941,708 898,464
Pool # FM5076, 4.0000%, 8/1/50 1,960,464 1,811,199
Pool # FM4129, 4.0000%, 9/1/50 7,284,037 6,752,373
Pool # FM4738, 4.0000%, 9/1/50 19,136,171 17,686,101
Pool # FM5350, 4.5000%, 9/1/50 14,095,615 13,463,675
Pool # FS6432, 3.5000%, 10/1/50 13,065,131 11,756,494
Pool # FS1578, 4.0000%, 10/1/50 6,496,887 6,022,485
Pool # FS2713, 4.5000%, 10/1/50 4,051,809 3,873,258
Pool # FS8681, 4.5000%, 10/1/50 30,545,508 29,199,456
Pool # CA7849, 4.5000%, 10/1/50 2,248,905 2,148,081
Pool # FS5818, 4.5000%, 10/1/50 12,609,124 12,043,827
Pool # FS5362, 4.5000%, 12/1/50 12,266,612 11,716,670
Pool # FM7725, 4.5000%, 12/1/50 1,336,080 1,274,905
Pool # FM7031, 4.0000%, 1/1/51 3,995,771 3,704,119
Pool # FS8335, 4.5000%, 1/1/51 32,705,846 31,264,595
Pool # FS9239, 4.5000%, 1/1/51 26,514,100 25,345,701
Pool # FS8709, 4.5000%, 1/1/51 20,355,017 19,458,031
Pool # FS2546, 4.0000%, 3/1/51 161,907 150,283
Pool # FS2548, 4.0000%, 3/1/51 324,776 301,070
Pool # FM7460, 4.0000%, 3/1/51 116,782,211 108,258,235
Pool # FS7225, 4.0000%, 8/1/51 24,547,632 22,785,146
Pool # FS6382, 4.0000%, 8/1/51 22,961,835 21,313,206
Pool # FS1133, 4.0000%, 10/1/51 125,596,923 116,429,558
Pool # FS3001, 4.0000%, 10/1/51 2,354,771 2,182,896
Pool # FS6662, 4.0000%, 10/1/51 11,500,403 10,660,984
Pool # FS5028, 4.0000%, 10/1/51 22,193,443 20,573,535
Pool # FS4781, 4.0000%, 10/1/51 24,777,376 22,968,867
Pool # CB2681, 3.5000%, 1/1/52 1,925,985 1,733,137
Pool # FS5048, 3.5000%, 1/1/52 52,873,748 47,577,778
Pool # CB2907, 3.5000%, 2/1/52 4,889,777 4,399,787
Pool # BV5379, 3.0000%, 4/1/52 3,737,219 3,224,433
Pool # BV4203, 3.5000%, 4/1/52 1,131,135 1,017,057
Pool # BV8484, 3.5000%, 4/1/52 1,086,357 976,714
Pool # BV5394, 3.5000%, 4/1/52 3,064,001 2,751,344

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FS1869, 3.5000%, 4/1/52 $ 4,525,745 $ 4,066,672
Pool # BV8485, 3.5000%, 4/1/52 1,008,833 905,890
Pool # BV5393, 3.5000%, 4/1/52 3,292,335 2,960,047
Pool # FS1640, 4.0000%, 4/1/52 2,362,791 2,186,100
Pool # BV7132, 4.5000%, 4/1/52 256,138 241,931
Pool # BV7131, 4.5000%, 4/1/52 130,922 123,574
Pool # BW0081, 4.5000%, 4/1/52 232,726 219,817
Pool # BW0072, 4.5000%, 4/1/52 203,296 192,020
Pool # BV7632, 4.5000%, 4/1/52 527,920 498,719
Pool # BV6879, 4.5000%, 4/1/52 446,848 422,131
Pool # FS1666, 3.5000%, 5/1/52 20,874,614 18,755,565
Pool # BV8544, 3.5000%, 5/1/52 3,312,943 2,974,636
Pool # BW0343, 4.5000%, 5/1/52 709,260 669,919
Pool # FS7613, 4.5000%, 5/1/52 12,145,752 11,601,230
Pool # CB3837, 3.5000%, 6/1/52 19,460,406 17,481,906
Pool # FS2144, 3.5000%, 6/1/52 11,135,951 10,016,621
Pool # FS7541, 4.0000%, 6/1/52 13,665,641 12,668,181
Pool # BW2174, 4.5000%, 6/1/52 11,464,340 10,817,394
Pool # BT8185, 4.5000%, 6/1/52 20,445,382 19,291,624
Pool # CB4076, 3.5000%, 7/1/52 2,862,363 2,571,352
Pool # CB4329, 3.5000%, 7/1/52 476,498 428,566
Pool # BW0972, 4.5000%, 7/1/52 2,005,481 1,893,259
Pool # CB4320, 3.5000%, 8/1/52 964,031 865,946
Pool # BW6314, 5.5000%, 8/1/52 4,810,746 4,795,028
Pool # CB5580, 4.5000%, 10/1/52 33,663,370 31,742,865
Pool # BX0984, 4.5000%, 10/1/52 15,708,330 14,814,596
Pool # BX0804, 5.5000%, 11/1/52 1,158,529 1,159,832
Pool # BX0419, 5.5000%, 11/1/52 5,588,619 5,558,734
Pool # BX0421, 5.5000%, 11/1/52 11,564,291 11,522,066
Pool # FS3246, 5.5000%, 11/1/52 4,822,372 4,836,189
Pool # BW7489, 6.0000%, 11/1/52 973,297 986,923
Pool # FS8486, 4.5000%, 12/1/52 7,846,273 7,398,641
Pool # BX0130, 6.0000%, 12/1/52 1,370,357 1,389,541
Pool # BT8051, 5.5000%, 1/1/53 1,412,330 1,416,429
Pool # FS3661, 6.0000%, 1/1/53 7,740,172 7,845,902
Pool # BX6266, 6.0000%, 1/1/53 7,430,438 7,526,387
Pool # BX3248, 6.0000%, 1/1/53 3,179,980 3,224,497
Pool # BX5075, 6.0000%, 1/1/53 9,828,137 9,962,390
Pool # BX6124, 6.5000%, 1/1/53 3,994,404 4,147,094
Pool # BX4791, 5.5000%, 2/1/53 3,794,561 3,751,823
Pool # BW7371, 5.5000%, 2/1/53 30,656,647 30,739,685
Pool # BX6955, 6.0000%, 2/1/53 2,913,135 2,947,555
Pool # BX7685, 6.0000%, 2/1/53 2,125,459 2,152,691
Pool # BX4784, 5.0000%, 3/1/53 2,845,959 2,755,533
Pool # BX7860, 5.5000%, 3/1/53 1,480,322 1,478,215
Pool # BX8700, 5.5000%, 3/1/53 3,757,588 3,758,348
Pool # BX5986, 5.5000%, 3/1/53 5,030,299 5,034,117
Pool # BX9326, 5.5000%, 3/1/53 4,514,415 4,507,684
Pool # BX9422, 5.5000%, 3/1/53 4,222,751 4,188,439
Pool # BX4782, 5.5000%, 3/1/53 4,672,600 4,619,973
Pool # BX8072, 5.5000%, 3/1/53 1,894,663 1,891,838
Pool # BX8585, 6.0000%, 3/1/53 3,257,174 3,288,872
Pool # BY0905, 6.0000%, 3/1/53 2,725,176 2,763,811

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BY0782, 5.5000%, 4/1/53 $ 750,786 $ 749,616
Pool # BY0251, 6.0000%, 4/1/53 1,242,172 1,259,253
Pool # BX8340, 6.0000%, 4/1/53 4,519,064 4,581,205
Pool # BY0330, 5.0000%, 5/1/53 2,777,798 2,688,890
Pool # BX4859, 5.0000%, 5/1/53 1,496,061 1,448,177
Pool # BY0332, 5.5000%, 5/1/53 1,380,930 1,365,206
Pool # BY0866, 5.5000%, 5/1/53 716,391 715,226
Pool # BY1896, 5.5000%, 5/1/53 1,383,185 1,380,936
Pool # BY0334, 6.0000%, 5/1/53 11,926,007 12,081,334
Pool # BY0540, 6.0000%, 5/1/53 5,846,067 5,907,041
Pool # BY0335, 6.0000%, 5/1/53 4,259,768 4,290,509
Pool # BY0327, 6.5000%, 5/1/53 1,532,927 1,572,009
Pool # BY0337, 6.5000%, 5/1/53 7,373,889 7,612,985
Pool # BY0338, 6.5000%, 5/1/53 2,489,868 2,569,415
Pool # BY0350, 5.0000%, 6/1/53 5,636,117 5,454,996
Pool # BY0360, 5.5000%, 6/1/53 1,447,910 1,431,244
Pool # BY0361, 6.5000%, 6/1/53 1,747,350 1,792,079
Pool # BY4134, 5.5000%, 7/1/53 11,813,788 11,716,854
Pool # FS9027, 5.5000%, 7/1/53 48,237,414 48,160,399
Pool # FS5067, 6.0000%, 7/1/53 29,144,859 29,642,917
Pool # FS6355, 5.0000%, 8/1/53 54,715,750 53,070,326
Pool # BY8533, 6.5000%, 8/1/53 2,354,339 2,431,138
Pool # FS8881, 4.5000%, 9/1/53 44,094,282 42,117,431
Pool # DA1456, 5.5000%, 9/1/53 6,655,520 6,600,380
Pool # BY5913, 5.5000%, 9/1/53 2,361,193 2,360,571
Pool # CB7112, 5.5000%, 9/1/53 21,325,581 21,319,967
Pool # DA0026, 6.0000%, 9/1/53 9,601,465 9,733,624
Pool # DA1468, 6.0000%, 9/1/53 6,593,927 6,696,331
Pool # DA0036, 6.5000%, 9/1/53 3,769,544 3,880,066
Pool # DA1511, 5.5000%, 10/1/53 2,688,312 2,665,968
Pool # DA3522, 5.5000%, 10/1/53 936,535 928,751
Pool # DA1525, 6.0000%, 10/1/53 18,917,105 19,177,489
Pool # DA3538, 6.0000%, 10/1/53 2,610,621 2,646,555
Pool # DA3549, 6.5000%, 10/1/53 4,396,887 4,555,786
Pool # FS6236, 6.5000%, 11/1/53 13,188,175 13,575,137
Pool # DA5019, 6.5000%, 11/1/53 5,570,223 5,751,925
Pool # DA5072, 6.5000%, 11/1/53 5,065,348 5,213,862
Pool # FS7117, 6.5000%, 2/1/54 13,749,043 14,152,462
Pool # CB8119, 5.0000%, 3/1/54 41,518,036 40,217,503
Pool # CB8221, 5.5000%, 3/1/54 17,869,292 17,758,719
Pool # FS7397, 6.0000%, 3/1/54 8,912,505 9,048,074
Pool # DB3056, 5.5000%, 5/1/54 1,703,192 1,696,007
Pool # DB4017, 6.0000%, 5/1/54 8,370,035 8,497,352
Pool # CB8543, 6.0000%, 5/1/54 37,308,030 38,008,735
Pool # FS8308, 5.0000%, 6/1/54 40,820,959 39,542,261
Pool # CB8694, 6.0000%, 6/1/54 38,452,908 39,515,183
Pool # FS8717, 6.0000%, 7/1/54 16,495,814 16,746,733
Pool # FS8993, 6.0000%, 7/1/54 89,108,953 90,458,967
Pool # BU4910, 5.5000%, 9/1/54 19,362,157 19,286,693
Pool # FS9116, 6.0000%, 9/1/54 21,261,071 21,584,474
Pool # FA0198, 5.5000%, 10/1/54 69,888,637 69,676,137
Pool # FS9794, 5.0000%, 11/1/54 37,955,873 37,014,804
Pool # FS9690, 5.0000%, 11/1/54 36,901,962 35,746,025

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # CB9430, 5.5000%, 11/1/54 $ 194,921,992 $ 193,654,921
Pool # FS9788, 5.5000%, 11/1/54 33,844,390 33,603,857
Pool # DC7015, 5.5000%, 12/1/54 6,608,781 6,561,812
Pool # CB9613, 5.5000%, 12/1/54 50,578,152 50,249,373
Pool # FA0573, 5.0000%, 1/1/55 66,553,999 64,903,876
Pool # FA0470, 6.0000%, 1/1/55 14,254,147 14,470,968
FNMA, Other
Pool # AB9283, 3.0000%, 4/1/38 142,037 126,230
Pool # AB6280, 3.0000%, 9/1/42 219,404 193,849
Pool # MA1229, 3.0000%, 10/1/42 155,337 138,293
Pool # MA1327, 3.0000%, 1/1/43 275,829 243,702
Pool # AR9225, 3.0000%, 3/1/43 356,720 314,615
Pool # MA1447, 3.0000%, 5/1/43 84,340 74,385
Pool # AS8547, 3.0000%, 11/1/46 73,558 63,512
Pool # BF0167, 3.0000%, 2/1/57 1,469,086 1,230,578
Pool # BF0226, 3.5000%, 1/1/58 24,307,965 21,680,182
Pool # BF0646, 2.5000%, 6/1/62 49,004,960 39,454,613
Pool # BF0698, 3.5000%, 12/1/62 37,730,140 33,073,264
Pool # BF0713, 4.0000%, 3/1/63 23,996,767 21,833,335
Pool # BF0731, 2.5000%, 6/1/63 16,569,589 13,340,419
Pool # BF0783, 3.5000%, 12/1/63 13,818,705 12,104,260
Pool # BF0807, 3.5000%, 4/1/64 25,024,787 21,819,406
Pool # BF0806, 3.5000%, 4/1/64 19,272,471 16,879,930
FNMA, REMIC
3.0000%, 7/25/28 335,393 326,989
SOFR30A + 0.5145%, 4.8655%, 4/25/32
‡
20,462 20,210
SOFR30A + 0.6645%, 5.0155%, 4/25/32
‡
9,103 9,064
SOFR30A + 0.6145%, 4.9655%, 9/25/33
‡
13,492 13,390
SOFR30A + 0.4145%, 4.7655%, 10/25/35
‡
17,038 16,802
SOFR30A + 0.4645%, 4.8155%, 4/25/36
‡
63,141 62,305
SOFR30A + 0.6345%, 4.9855%, 9/25/37
‡
16,494 16,360
SOFR30A + 0.5145%, 4.8655%, 9/25/40
‡
7,840 7,753
SOFR30A + 53.7407%, 3.8557%, 10/25/40
‡
41,248 49,215
SOFR30A + 0.5445%, 4.8955%, 11/25/40
‡
10,975 10,825
SOFR30A + 0.5145%, 4.8655%, 9/25/42
‡
8,562 8,432
SOFR30A + 0.4645%, 4.8155%, 10/25/42
‡
104,232 101,698
SOFR30A + 3.8855%, 3.3321%, 11/25/42
‡
473,554 234,663
SOFR30A + 0.6145%, 4.9655%, 2/25/43
‡
28,675 28,358
SOFR30A + 0.8000%, 5.1510%, 9/25/52
‡
9,496,126 9,239,861
SOFR30A + 1.2000%, 5.5855%, 12/25/54
‡
53,215,069 53,206,754
SOFR30A + 1.2000%, 5.6494%, 2/25/55
‡
96,160,991 96,232,239
3.5000%, 1/25/61
(a)
20,098,701 4,162,714
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
376,104,255 292,345,837
2.5000%, TBA, 30 Year Maturity
(b)
1,132,469,894 922,107,949
3.0000%, TBA, 30 Year Maturity
(b)
554,920,354 471,248,353
3.5000%, TBA, 30 Year Maturity
(b)
494,587,000 437,495,833
5.0000%, TBA, 30 Year Maturity
(b)
60,600,000 58,512,572
5.5000%, TBA, 30 Year Maturity
(b)
263,075,000 259,720,268
6.0000%, TBA, 30 Year Maturity
(b)
25,523,000 25,695,535

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust , SOFR30A + 6.1145% , 10.6421% , 9/25/29 (144A)
‡
$ 789,970 $ 743,258
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
‡
14,638,258 14,716,515
GNMA
CME Term SOFR 1 Month + 0.5145%, 4.8197%, 8/16/29
‡
5,558 5,575
CME Term SOFR 1 Month + 0.5145%, 4.8132%, 7/20/34
‡
30,456 30,130
CME Term SOFR 1 Month + 0.4145%, 4.7197%, 8/16/34
‡
22,455 22,218
CME Term SOFR 1 Month + 0.3145%, 4.6132%, 6/20/35
‡
18,094 17,763
CME Term SOFR 1 Month + 0.2645%, 4.5632%, 8/20/35
‡
21,881 21,456
CME Term SOFR 1 Month + 0.4145%, 4.7132%, 4/20/37
‡
7,955 7,838
CME Term SOFR 1 Month + 0.4245%, 4.7232%, 6/20/37
‡
21,881 21,598
CME Term SOFR 1 Month + 0.4345%, 4.7332%, 7/20/37
‡
33,809 33,372
CME Term SOFR 1 Month + 0.6145%, 4.9132%, 10/20/37
‡
26,901 26,610
CME Term SOFR 1 Month + 0.6145%, 4.9132%, 10/20/37
‡
11,147 11,083
CME Term SOFR 1 Month + 0.6145%, 4.9132%, 2/20/38
‡
44,078 43,854
CME Term SOFR 1 Month + 0.6145%, 4.9132%, 2/20/38
‡
21,788 21,673
CME Term SOFR 1 Month + 0.7145%, 5.0196%, 1/16/40
‡
7,524 7,519
CME Term SOFR 1 Month + 0.4645%, 4.7632%, 6/20/40
‡
438 434
CME Term SOFR 1 Month + 0.5445%, 4.8497%, 10/16/40
‡
28,155 27,903
0.0000%, 5/16/41
¤
3,620,586 2,670,451
CME Term SOFR 1 Month + 0.4145%, 4.7132%, 7/20/41
‡
13,601 13,484
SOFR30A + 1.3000%, 5.6731%, 8/20/53
‡
6,336,528 6,365,850
GNMA II, 30 Year
Pool # MA5021, 4.5000%, 2/20/48 1,002,606 960,723
Pool # MA5192, 4.0000%, 5/20/48 236,100 220,637
Pool # MA5264, 4.0000%, 6/20/48 792,180 740,296
Pool # BF6874, 4.5000%, 7/20/48 129,820 123,976
Pool # BK5879, 4.5000%, 11/20/48 143,999 137,673
Pool # BK6072, 5.0000%, 1/20/49 9,390 9,228
GNMA II, Other
Pool # MA5753, 4.0000%, 2/20/49 148,427 135,245
Pool # MA5866, 4.0000%, 4/20/49 149,516 136,560
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
25,296,414 21,133,206
3.0000%, TBA, 30 Year Maturity
(b)
175,024,962 152,163,201
3.5000%, TBA, 30 Year Maturity
(b)
49,076,377 43,856,074
4.0000%, TBA, 30 Year Maturity
(b)
107,413,688 98,795,566
4.5000%, TBA, 30 Year Maturity
(b)
242,461,488 229,075,432
5.0000%, TBA, 30 Year Maturity
(b)
303,946,194 295,017,775
5.5000%, TBA, 30 Year Maturity
(b)
211,444,000 209,754,774
Homeward Opportunities Fund Trust , 7.1200% , 7/25/29 (144A)
Ç
17,261,000 17,392,368
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
Ç
3,671,349 3,680,464
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.6751%, 10/25/57 (144A)
‡
10,998,858 11,240,505
CME Term SOFR 1 Month + 2.6145%, 6.9251%, 10/25/57 (144A)
‡
2,178,916 2,235,839
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
517,481 451,264
LHOME Mortgage Trust
8.1500%, 11/25/27 (144A)
Ç
9,342,112 9,353,092
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,402,126
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,358,931
6.9000%, 5/25/29 (144A)
Ç
9,960,000 10,073,162
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,890,372
5.7510%, 9/25/39 (144A)
Ç
9,325,000 9,298,980

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
$ 8,660,957 $ 8,409,705
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
5.2214% , 4/15/38 (144A)
‡
1,447,374 1,445,898
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,750,000 2,785,250
PRET Trust , 4.0000% , 7/25/69 (144A)
Ç
16,645,000 15,862,214
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,695,863
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,197,921
3.7500%, 3/25/54 (144A)
Ç
2,711,667 2,616,585
4.1561%, 12/25/64 (144A)
‡
8,351,000 7,865,882
Rain City Mortgage Trust , 6.5300% , 11/25/29 (144A)
‡
4,800,000 4,800,977
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
6,287,738 6,340,882
6.0470%, 8/25/44 (144A)
Ç
11,449,090 11,532,096
5.1580%, 10/25/44 (144A)
Ç
14,895,634 14,803,551
5.4896%, 11/25/44 (144A)
Ç
7,142,076 7,138,885
5.6830%, 12/25/44 (144A)
Ç
10,933,806 10,926,279
5.6530%, 1/25/45 (144A)
Ç
5,975,000 5,994,335
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 2,931,441 2,950,341
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
12,445,279 12,497,509
7.7620%, 4/25/30 (144A)
Ç
8,254,619 8,347,445
7.4390%, 7/25/30 (144A)
Ç
15,216,666 15,313,111
6.6030%, 4/25/54 (144A)
Ç
2,859,318 2,888,180
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
705,652 610,393
4.0000%, 9/25/49 (144A)
‡
90,789 83,169
SREIT Trust , CME Term SOFR 1 Month + 1.1943% , 5.5005% , 11/15/38 (144A)
‡
4,595,896 4,586,506
Toorak Mortgage Trust , 6.3290% , 10/25/31 (144A)
Ç
12,596,000 12,553,801
Verus Securitization Trust , 5.0950% , 9/25/69 (144A)
‡
3,106,827 3,090,092
Total Mortgage-Backed Securities (cost $8,152,638,891) 8,157,472,964
Investment Companies - 0 .2%
Money Market Funds - 0 .2%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $7,780,206) 7,778,650 7,780,206
Total Investments (total cost $ 8,613,070,013 ) - 178 .0% 8,620,080,037
Liabilities, net of Cash, Receivables and Other Assets - (78.0%) (3,777,290,086)
Net Assets - 100.0% $4,842,789,951
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 8,618,652,866 100 .0%
Cayman Islands 1,427,171 0 .0
Total $ 8,620,080,037 100 .0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (49.9)%
Mortgage-Backed Securities - (49.9)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
(b)
$ (44,000,000) $ (38,920,992)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(490,375,155) (448,386,292)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(356,942,390) (335,958,818)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(741,588,000) (716,043,260)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(590,510,851) (582,980,657)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
(b)
(278,723,000) (280,607,167)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
(1,829,000) (1,875,054)
GNMA II, Single Family, 30 Year, 6.5000%, TBA, 30 Year Maturity
(b)
(9,700,000) (9,882,845)
Total Securities Sold Short (proceeds $2,401,168,586) $ (2,414,655,085)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,414,655,085) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 0.2%
Money Market Funds - 0.2%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
$ 199,745,278 $ 1,206,765,669 $ (1,398,730,741) $ – $ – $ 7,780,206 7,778,650 $ 1,293,408
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2016%
∞
– 371,130 (371,130) – – – – 148
Δ
Total Affiliated Investments
- 0.2% $199,745,278 $1,207,136,799 $(1,399,101,871) $– $– $7,780,206 $1,293,556

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 4,612 3/31/25 $ 948,342,500 $ 210,536
U.S. Treasury 5 Year Notes 2,114 3/31/25 224,909,781 (1,687,236)
Total - Futures Long (1,476,700)
Futures Short:
U.S. Treasury 10 Year Notes 295 3/20/25 (32,108,906) 289,978
U.S. Treasury 10 Year Ultra Bonds 554 3/20/25 (61,701,750) (983,062)
U.S. Treasury Ultra Bonds 785 3/20/25 (92,997,969) 5,780,337
Total - Futures Short 5,087,253
Total $3,610,553
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2025
Futures contracts:
Average notional amount of contracts - long $1,128,768,795
Average notional amount of contracts - short 278,508,031

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
STRIPS Separate Trading of Registered Interest and Principal of Securities
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
† The position has not yet settled as of January 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $901,991,630 which represents 18.6% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 281,773,471 $ — $ 281,773,471
Corporate Bonds — 173,053,396 — 173,053,396
Mortgage-Backed Securities — 8,157,472,964 — 8,157,472,964
Investment Companies — 7,780,206 — 7,780,206
Total Investments in Securities $ — $ 8,620,080,037 $ — $ 8,620,080,037
Other Financial Instruments
(a)
:
Futures Contracts $ 6,280,851 $ — $ — $ 6,280,851
Total Assets $ 6,280,851 $ 8,620,080,037 $ — $ 8,626,360,888
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,414,655,085 $ — $ 2,414,655,085
Other Financial Instruments
(a)
:
Futures Contracts $ 2,670,298 $ — $ — $ 2,670,298
Total Liabilities $ 2,670,298 $ 2,414,655,085 $ — $ 2,417,325,383
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Mortgage-Backed Securities ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70334 03-25